Commitments And Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
21	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments
Capital commitments outstanding as of December 31, 2019 and 2020 not provided for in the consolidated financial statements were as follows:

	As of December 31,
	2019	2020
Contracted for	2,109	50,143

(b)	Lease commitments
The Group’s lease commitments are disclosed in Note 12.